                                              Securities Act File No. 333-112629

    As filed with the Securities and Exchange Commission on February 16, 2005

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 1 [X]

                         Transamerica IDEX Mutual Funds
               (Exact Name of Registrant as Specified in Charter)

                              570 Carillon Parkway
                         St. Petersburg, Florida 33716
              (Address of Principal Executive Offices) (Zip Code)

                                 (800) 851-9777
                 (Registrant's Area Code and Telephone Number)

                              John K. Carter, Esq.
                              570 Carillon Parkway
                         St. Petersburg, Florida 33716

                         Transamerica IDEX Mutual Funds
                    (Name and Address of Agent for Service)

Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

It is proposed that this filing become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                       TA IDEX Janus Growth & Income Fund

This Post-Effective Amendment consists of the following:

      (1)   Facing Sheet of the Registration Statement.

      (2)   Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registration Statement on Form N-14 (File No. 333-112629) filed on February 9, 2004.

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

A policy of insurance covering Transamerica Fund Advisors, Inc. (TFAI), its subsidiaries, AFSG and all of the registered investment companies advised by TFAI insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws, which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) Restatement of Declaration of Trust and all amendments are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 24, as filed with the SEC on November 15, 1996.

(2) Amended and Restated By-Laws are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 24, as filed with the SEC on November 15, 1996.

(3)   Not Applicable

(4) Agreement and Plan of Reorganization is incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-112629) as filed with the SEC on February 9, 2004.

(5)   See Exhibits 1 and 2.

(6) (a) Investment Advisory Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 47, as filed with the SEC on March 29, 2002.

      (b) Sub-Advisory Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 47, as filed with the SEC March 29, 2002.

(7) Underwriting Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 51, as filed with the SEC on December 13, 2002.

(8) Trustees Deferred Compensation Plan is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 25, as filed with the SEC on January 31, 1997.

(9) Custodian Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 49, as filed with the SEC on September 12, 2002.

(10) (a) Plans of Distribution under Rule 12b-1 are incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 55, as filed with the SEC on March 1, 2004.

      (b) Amended and Restated Plan for Multiple Classes of Shares is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 43, as filed with the SEC on December 14, 2001.

      (c) Expense Limitation Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 51, as filed with the SEC on December 13, 2002.

(11) Opinion of Counsel is incorporated herein by reference to Registrant's initial Registration Statement filed on Form N-14 (File No. 333-112629) as filed with the SEC on February 9, 2004.

(12)  Opinion of Dechert LLP as to tax matters is filed herewith.

(13) Administrative Services Agreement and Transfer Agent Agreement are incorporated herein by reference to Post-Effective Amendment Nos. 49 and 24, respectively, to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), as filed with the SEC on September 12, 2002 and November 15, 1996, respectively.

(14) Consent of Independent Certified Public Accountants is incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-112629) as filed with the SEC on February 9, 2004.

(15)  Not Applicable

(16) Powers of Attorney for the Registrant are incorporated herein by reference to Registrant's initial Registration Statement filed on Form N-14 (File No. 333-112629) as filed with the SEC on February 9, 2004.

(17) (a) Form of proxy card is incorporated herein by reference to Registrant's initial Registration Statement filed on Form N-14 (File No. 333-112629) as filed with the SEC on February 9, 2004.

      (b) The Registrant's Annual Report and its Semi-Annual Report are incorporated herein by reference.

Item 17. Undertakings

1. The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of St. Petersburg and State of Florida on the 16th day of February, 2005.

                                                  Transamerica IDEX Mutual Funds

                                                  By: /s/ Brian C. Scott
                                                      --------------------------
                                                      Brian C. Scott*
                                                      President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signature                                                Title                                            Date
           ---------                                                -----                                            ----
/s/ Brian C. Scott                              Trustee, President and Chief Executive Officer                February 16, 2005
------------------------------
Brian C. Scott*

/s/ Kim D. Day                           Senior Vice President, Treasurer and Chief Financial Officer         February 16, 2005
------------------------------
Kim D. Day

/s/ Peter R. Brown                                           Trustee and Chairman                             February 16, 2005
------------------------------
Peter R. Brown*

/s/ Daniel Calabria                                                Trustee                                    February 16, 2005
------------------------------
Daniel Calabria*

/s/ Janice B. Case                                                 Trustee                                    February 16, 2005
------------------------------
Janice B. Case*

/s/ Charles C. Harris                                              Trustee                                    February 16, 2005
------------------------------
Charles C. Harris*

/s/ Leo J. Hill                                                    Trustee                                    February 16, 2005
------------------------------
Leo J. Hill*

/s/ Russell A. Kimball                                             Trustee                                    February 16, 2005
------------------------------
Russell A. Kimball*

/s/ Thomas P. O'Neill                                              Trustee                                    February 16, 2005
------------------------------
Thomas P. O'Neill*

/s/ William W. Short, Jr.                                          Trustee                                    February 16, 2005
------------------------------
William W. Short, Jr.*

/s/ Jack E. Zimmerman                                              Trustee                                    February 16, 2005
------------------------------
Jack E. Zimmerman*

*/ John K. Carter
as Attorney in Fact

                                  EXHIBIT INDEX

(12)  Opinion of Dechert LLP as to tax matters.